Taxation - Movement of Valuation Allowances (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
At beginning of year	¥ 21,538	¥ 2,906	¥ 49,877
Current year additions	22,585	18,688	1,037
Current year reversals	(3,980)	(56)	(48,008)
At end of year	¥ 40,143	¥ 21,538	¥ 2,906